Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Components of Net Periodic Benefit Cost of Postretirement Benefits (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2012
Domestic Pension Plan of Foreign Entity [Member] | Successor [Member]
Net periodic benefit expense:
Service cost	$ 0.7
Interest cost on the projected benefit obligation	(1.2)	(6.9)
Domestic Pension Plan of Foreign Entity [Member] | Predecessor [Member]
Net periodic benefit expense:
Service cost			3.6	3.6
Interest cost on the projected benefit obligation			(5.2)	(6.1)
Foreign Pension Plan [Member] | Successor [Member]
Net periodic benefit expense:
Service cost	0.1	0.8
Interest cost on the projected benefit obligation	(0.5)	(3.0)
Foreign Pension Plan [Member] | Predecessor [Member]
Net periodic benefit expense:
Service cost			0.6	0.7
Interest cost on the projected benefit obligation			(2.5)	(3.1)
Post-Retirement Benefit Plans [Member] | Domestic Pension Plan of Foreign Entity [Member] | Successor [Member]
Net periodic benefit expense:
Service cost	0	0.1
Interest cost on the projected benefit obligation	(0.1)	(0.3)
Amortization of prior service cost	0	0
Net periodic (benefit) cost	0.1	0.4
Post-Retirement Benefit Plans [Member] | Domestic Pension Plan of Foreign Entity [Member] | Predecessor [Member]
Net periodic benefit expense:
Service cost			0.1	0
Interest cost on the projected benefit obligation			(0.2)	(0.3)
Amortization of prior service cost			(0.1)	(0.1)
Net periodic (benefit) cost			0.2	0.2
Post-Retirement Benefit Plans [Member] | Foreign Pension Plan [Member] | Successor [Member]
Net periodic benefit expense:
Service cost	0	0
Interest cost on the projected benefit obligation	0	0
Amortization of prior service cost	0	0
Net periodic (benefit) cost	0	0
Post-Retirement Benefit Plans [Member] | Foreign Pension Plan [Member] | Predecessor [Member]
Net periodic benefit expense:
Service cost			0	0
Interest cost on the projected benefit obligation			0	0
Amortization of prior service cost			0	0
Net periodic (benefit) cost			0	0
Pension And SERP Benefits [Member]
Net periodic benefit expense:
Amortization of prior service cost				0
Pension And SERP Benefits [Member] | Domestic Pension Plan of Foreign Entity [Member] | Successor [Member]
Net periodic benefit expense:
Service cost	0.7	0
Interest cost on the projected benefit obligation	(1.2)	(6.9)
Amortization of prior service cost	0	0
Net periodic (benefit) cost	(2.7)	(2.8)
Pension And SERP Benefits [Member] | Domestic Pension Plan of Foreign Entity [Member] | Predecessor [Member]
Net periodic benefit expense:
Service cost			3.6	3.6
Interest cost on the projected benefit obligation			(5.2)	(6.1)
Amortization of prior service cost			0.1	0.1
Net periodic (benefit) cost			3.9	3.1
Pension And SERP Benefits [Member] | Foreign Pension Plan [Member] | Successor [Member]
Net periodic benefit expense:
Service cost	0.1	0.8
Interest cost on the projected benefit obligation	(0.5)	(3.0)
Amortization of prior service cost	0	0
Net periodic (benefit) cost	(0.1)	0.3
Pension And SERP Benefits [Member] | Foreign Pension Plan [Member] | Predecessor [Member]
Net periodic benefit expense:
Service cost			0.6	0.7
Interest cost on the projected benefit obligation			(2.5)	(3.1)
Amortization of prior service cost			0
Net periodic (benefit) cost			$ (0.6)	$ (0.1)